Goodwill and Other Intangible Assets	12 Months Ended
Sep. 30, 2011
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets
Note F: Goodwill and Other Intangible Assets
The following table presents the balance of each major class of indefinite-lived intangible asset at the specified dates:

	September 30,
	2011	2010
	(In thousands)
Pawn licenses	$8,836	$8,836
Trade name	4,870	4,870
Goodwill	173,206	117,305

Total	$186,912	$131,011

The following table presents the changes in the carrying value of goodwill, by segment, for the fiscal years ended September 30, 2011 and 2010:

	U.S. Pawn	Empeño	EZMONEY
	Operations	Fácil	Operations	Consolidated
		(In thousands)
Balance at September 30, 2009	$94,192	$6,527	$—	$100,719
Acquisitions	15,871	—	—	15,871
Post-closing purchase price allocation adjustments for prior year acquisitions	192	—	—	192
Effect of foreign currency translation changes	—	523	—	523

Balance at September 30, 2010	110,255	7,050	—	117,305

Acquisitions	53,642	3,148	—	56,790
Effect of foreign currency translation changes	—	(889)	—	(889)

Balance at September 30, 2011	$163,897	$9,309	$—	$173,206

The following table presents the gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset at the specified dates:

	September 30,
	2011			2010
	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book
	Amount	Amortization	Value	Amount	Amortization	Value
	(In thousands)
Real estate finders’ fees	$1,157	$(479)	$678	$948	$(401)	$547
Non-compete agreements	3,722	(2,459)	1,263	3,081	(1,834)	1,247
Favorable lease	755	(322)	433	644	(219)	425
Franchise Rights	1,547	(32)	1,515	—	—	—
Deferred financing costs	2,411	(262)	2,149	1,469	(982)	487
Other	58	(12)	46	48	(6)	42

Total	$9,650	$(3,566)	$6,084	$6,190	$(3,442)	$2,748

The amortization of most definite lived intangible assets is recorded as amortization expense. The favorable lease asset and other intangibles are amortized to operations expense (rent expense) over the related lease terms. The deferred financing costs are amortized to interest expense over the life of our credit agreement. The following table presents the amount and classification of amortization recognized as expense in each of the periods presented:

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Amortization expense	$855	$631	$485
Operations expense	111	129	95
Interest expense	615	403	296

Total expense from the amortization of definite-lived intangible assets	$1,581	$1,163	$876

The following table presents our estimate of amortization expense for definite-lived intangible assets:

Fiscal Years Ended September 30,	Amortization Expense	Operations Expense	Interest Expense
		(In thousands)
2012	$784	$92	$599
2013	346	76	599
2014	271	62	599
2015	234	51	352
2016	193	48	—
As acquisitions and dispositions occur in the future, amortization expense may vary from these estimates.